RESTRICTED CASH (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Cash required to be maintained for covenant compliance	$ 74.0	$ 49.6
Number of vessels under capital lease | vessel	9
Cash buffer per vessel, covenant compliance	$ 2.0
Ship Finance International Limited [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Cash buffer per vessel, covenant compliance	2.0
Cash surplus required for vessel leasing agreements	$ 8.9	$ 26.0